Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations [Abstract]
Schedule of Net Assets Deconsolidated

The following table presents the composition of Webull Pay Inc.’s net assets deconsolidated as of July 14, 2023:

Assets:
Cash and cash equivalents and segregated cash	$7,162,982
Receivables from brokers, dealers, and clearing organizations	479,145
Prepaid expenses and other assets	666,872
Right-of-use asset	173,623
Liabilities:
Accrued expenses and other current liabilities	(1,290,637)
Operating lease liabilities	(177,391)
Net assets distributed	$7,014,594

Schedule of Major Classes of Line Items Constituting Pretax Income of the Discontinued Operations

The following table presents the major classes of line items constituting pretax income of the discontinued operations for the years ended 2025, 2024 and 2023:

	2025	2024	2023
Revenues:
Handling charge income	$–	$–	$3,990,950
Interest related income and other	–	–	23,619
Operating Expenses:
Brokerage and transaction	–	–	3,918
Marketing and branding	–	–	118,874
General and administrative	–	–	1,586,587
Pretax income of discontinued operations	–	–	2,305,190
Income tax (benefit) expense attributable to discontinued operations	–	(2,691,778)	520,725
Income from discontinued operations	$–	$2,691,778	$1,784,465